Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows

The following table reconciles the net changes in non-cash working capital and other liabilities from the consolidated balance sheet to the consolidated statement of cash flows:

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Change in accounts receivable	$(21,737)	$(372)
Change in inventories	(1,083)	705
Change in prepaid expenses and deposits	290	(1,763)
Change in accounts payable and accrued liabilities	1,954	13,048
Change in income tax payable	(1,063)	-
	(21,639)	11,618
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(1,324)	-
Unrealized foreign exchange gain (loss) related to working capital	710	(93)
	(22,253)	11,525
Related to operating activities	(19,642)	25,513
Related to investing activities	(2,611)	(13,988)
Net change in non-cash working capital	$(22,253)	$11,525
Cash interest paid (included in operating activities)	$(49,708)	$(39,955)
Cash interest received (included in operating activities)	$4,066	$2,976